Long-Term Bank Deposits And Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Investments and Receivables, Net [Abstract]
Premises evacuation building input index receivable	$ 51,791	$ 29,133
Derivative financial instruments	32,830	0
Cross-currency interest rate	27,286	16,851
Prepaid expenses for land rights	4,742	10,608
Deposits with banks and other long-term receivables	16,856	12,677
Long-term bank deposits and other receivables	133,505	69,269
Long-term balances of non-qualified deferred compensation plan	$ 11,332	$ 10,175